Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments in Associates [Abstract]
Schedule of investments in associated companies equity method

	Country of incorporation	Ownership
		2019	2018

Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments in associates

	2019	2018
	USD	USD

Opening balance	13,437,778	14,323,451
Share of associated companies' financial results	(6,393)	36,917
Investment properties fair value adjustment	(495,736)	(838,748)
Reversal of (provision for) contingent liabilities	126,025	(83,842)
Share of profit or loss from associates	(376,104)	(885,673)
	13,061,674	13,437,778

Schedule of summarized information of the Group's investments in associates for each year presented
	2019
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD	USD	USD	USD	USD

Current assets	62,359	49,224	61,267	779,871	952,721
Non-current assets	4,970,390	3,782,149	5,405,404	33,355,443	47,513,386
Current liabilities	(1,790,847)	(2,208,931)	(380,714)	(2,606,518)	(6,987,010)
Non-current liabilities	(136,081)	(162,034)	(89,747)	(1,147,277)	(1,535,139)
Net assets	3,105,821	1,460,408	4,996,210	30,381,519	39,943,958
The Group's share of net assets	1,015,603	477,553	1,633,761	9,934,757	13,061,674

	2018
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD	USD	USD	USD	USD

Current assets	44,491	46,225	116,287	587,531	794,534
Non-current assets	5,205,244	3,926,427	5,610,302	34,766,783	49,508,756
Current liabilities	(1,801,066)	(2,247,373)	(488,925)	(2,751,274)	(7,288,638)
Non-current liabilities	(135,934)	(149,515)	(143,677)	(1,491,409)	(1,920,535)
Net assets	3,312,735	1,575,764	5,093,987	31,111,631	41,094,117
The Group's share of net assets	1,083,265	515,275	1,665,735	10,173,503	13,437,778

Schedule of group's share of (loss) profit from associate

	2019
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
Associates’ revenues and results:	USD	USD	USD	USD	USD
Revenues	72,371	61,420	111,728	1,038,366	1,283,885
Net (loss)	(206,916)	(115,357)	(97,781)	(730,110)	(1,150,164)
The Group’s share of (loss)	(67,662)	(37,722)	(31,974)	(238,746)	(376,104)

	2018
Associates’ revenues and results:	USD	USD	USD	USD	USD
Revenues	134,676	68,601	166,061	1,165,729	1,535,067
Net (loss)	(245,495)	(240,228)	(236,524)	(1,986,234)	(2,708,481)
The Group’s share of (loss)	(80,277)	(78,555)	(77,343)	(649,498)	(885,673)

	2017
Associates’ revenues and results:	USD	USD	USD	USD	USD
Revenues	90,006	52,803	147,976	1,195,217	1,486,002
Net profit	408,161	174,977	196,769	2,254,396	3,034,303
The Group’s share of profit	133,469	57,217	64,344	737,188	992,218